Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summarised Financial Information of Subsidiaries With Material Noncontrolling Interests Explanatory

Summarised financial information	2022 £m	2021 £m	2020 £m
Revenue	732	640	553
Profit for the year	153	127	101
– Attributable to non-controlling interests	41	34	27
Total comprehensive income	132	127	91
– Attributable to non-controlling interests	36	34	25
Dividends paid and other appropriations made to non-controlling interests	(32)	(28)	(31)
Summary net assets:
Non-current assets	322	303	271
Current assets	253	345	271
Non-current liabilities	78	70	58
Current liabilities	166	262	190
Total equity at the end of the year	331	316	294
– Attributable to non-controlling interests	90	86	80
Net cash generated from operating activities	164	52	137
Net cash used in investing activities	(46)	(26)	(11)
Net cash used in financing activities	(147)	(55)	(111)
Differences on exchange	4	—	(1)
(Decrease)/increase in net cash and cash equivalents	(25)	(29)	14
Net cash and cash equivalents at 1 January	1	30	16
Net cash and cash equivalents at 31 December	(24)	1	30

Summary of Financial Information of Subsidiaries Subject to Significant Restrictions	The table below summarises the assets and liabilities of ITCAN:

Summarised financial information	2022 £m	2021 £m
Non-current assets	2,554	2,403
Current assets	2,193	1,630
Non-current liabilities	(114)	(109)
Current liabilities	(526)	(479)
	4,107	3,445

Summary of Breakdown of Current Assets	A breakdown of current assets has been provided below.

	2022 £m	2021 £m
Cash and cash equivalents*	1,569	1,114
Inventory	182	126
Investments held at fair value	396	351
Other	46	39
	2,193	1,630
Note:
*    Cash and cash equivalents above include £1,411 million (2021: £1,024 million) of restricted cash and cash equivalents. The Group defines restricted cash and cash equivalents as where there are significant restrictions on its ability to access or use the assets and settle the liabilities of the Group, but excludes cash and cash equivalents where there are also outstanding local currency borrowings or where there is an outstanding excise liability. In addition, dividends payable would also be excluded from restricted cash and cash equivalents if the dividend has been approved by the necessary regulatory channels.